Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments

Shares		September 30, 2023 Fair Value
	Common Stock – 110.87%
	United States – 76.52%
	Aerospace / Defense – 1.08%
25,936	TransDigm Group, Inc.*	(a)	$21,867,420
	Applications Software – 4.16%
280,506	Elastic NV*		22,788,307
169,971	Microsoft Corp.	(a)	53,668,343
187,912	Smartsheet, Inc., Class A*		7,602,920
			84,059,570
	Building Products - Cement / Aggregate – 1.99%
51,394	Martin Marietta Materials, Inc.	(a)	21,096,209
94,227	Vulcan Materials Co.		19,035,739
			40,131,948
	Coatings / Paint – 0.60%
47,393	The Sherwin-Williams Co.		12,087,585
	Commercial Services – 0.20%
8,312	Cintas Corp.	(a)	3,998,155
	Commercial Services - Finance – 1.71%
82,520	Block, Inc.*		3,652,335
152,833	Global Payments, Inc.	(a)	17,635,400
726,572	Marqeta, Inc., Class A*		4,344,901
24,266	S&P Global, Inc.	(a)	8,867,039
			34,499,675
	Communications Software – 2.32%
499,221	RingCentral, Inc., Class A*	(a)	14,791,918
457,527	Zoom Video Communications, Inc., Class A*	(a)	31,999,439
			46,791,357
	Computer Aided Design – 5.29%
215,870	Cadence Design Systems, Inc.*		50,578,341
122,704	Synopsys, Inc.*	(a)	56,317,455
			106,895,796
	Computer Software – 1.91%
197,130	Datadog, Inc., Class A*		17,956,572
265,514	Dynatrace, Inc.*	(a)	12,407,469
141,514	Twilio, Inc., Class A*		8,282,814
			38,646,855
	Computers – 1.99%
584,421	Dell Technologies, Inc.		40,266,607
	E-Commerce / Products – 5.55%
881,428	Amazon.com, Inc.*	(a)	112,047,127
	E-Commerce / Services – 4.51%
424,933	Expedia Group, Inc.*	(a)	43,797,845
1,029,075	Uber Technologies, Inc.*	(a)	47,327,159
			91,125,004

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares		September 30, 2023 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Electronic Components - Semiconductors – 3.94%
371,713	Analog Devices, Inc.	(a)	$65,083,229
267,801	Marvell Technology, Inc.	(a)	14,496,068
			79,579,297
	Electronic Forms – 1.06%
42,126	Adobe, Inc.*		21,480,047
	Energy - Alternate Sources – 0.12%
550,293	Stem, Inc.*	(a)	2,333,242
	Enterprise Software / Services – 1.91%
320,972	SS&C Technologies Holdings, Inc.	(a)	16,863,869
383,182	UiPath, Inc., Class A*		6,556,244
70,564	Workday, Inc., Class A*		15,160,675
			38,580,788
	Finance - Credit Card – 4.33%
105,155	Mastercard, Inc., Class A	(a)	41,631,916
198,835	Visa, Inc., Class A	(a)	45,734,038
			87,365,954
	Finance - Other Services – 1.35%
248,414	Intercontinental Exchange, Inc.	(a)	27,330,508
	Human Resources – 0.36%
39,678	Paylocity Holding Corp.*	(a)	7,209,493
	Internet Content - Entertainment – 12.42%
835,202	Meta Platforms, Inc., Class A*	(a)	250,735,992
	Medical - Biomedical / Genetics – 3.04%
513,225	Akero Therapeutics, Inc.*		25,958,921
640,678	Allovir, Inc.*	(a)	1,377,458
238,228	BioCryst Pharmaceuticals, Inc.*		1,686,654
135,184	Blueprint Medicines Corp.*		6,788,940
231,133	Caribou Biosciences, Inc.*		1,104,816
210,759	Keros Therapeutics, Inc.*		6,718,997
64,948	Sarepta Therapeutics, Inc.*	(a)	7,872,997
277,250	Ultragenyx Pharmaceutical, Inc.*	(a)	9,883,962
			61,392,745
	Medical - Drugs – 0.53%
492,368	ORIC Pharmaceuticals, Inc.*		2,978,827
329,949	PMV Pharmaceuticals, Inc.*		2,025,887
247,501	Rhythm Pharmaceuticals, Inc.*		5,673,960
			10,678,674
	Metal Processors & Fabrication – 0.13%
157,374	Xometry, Inc., Class A*		2,672,211
	Private Equity – 0.52%
349,239	The Carlyle Group, Inc.		10,533,048

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares		September 30, 2023 Fair Value
	Common Stock – (continued)
	United States – (continued)
	REITs - Diversified – 2.34%
85,942	American Tower Corp.		$14,133,162
45,605	Equinix, Inc.		33,121,087
			47,254,249
	Retail - Apparel / Shoes – 1.51%
269,141	Ross Stores, Inc.	(a)	30,399,476
	Retail - Building Products – 0.65%
63,338	Lowe’s Cos., Inc.	(a)	13,164,170
	Retail - Major Department Stores – 3.21%
729,292	The TJX Cos., Inc.	(a)	64,819,473
	Retail - Restaurants – 1.22%
8,085	Chipotle Mexican Grill, Inc.*		14,810,346
79,479	Yum! Brands, Inc.		9,930,106
			24,740,452
	Semiconductor Components - Integrated Circuits – 1.09%
198,453	QUALCOMM, Inc.	(a)	22,040,190
	Semiconductor Equipment – 5.48%
153,284	KLA Corp.	(a)	70,305,239
40,184	Lam Research Corp.	(a)	25,186,126
152,104	Teradyne, Inc.	(a)	15,280,368
			110,771,733
	Total United States (Cost $1,030,977,381)		$1,545,498,841

	Brazil – 0.47%
	Finance - Investment Banker / Broker – 0.47%
412,779	XP, Inc., Class A*	(a)	9,514,556
	Total Brazil (Cost $10,361,932)		$9,514,556

	China – 9.32%
	Auto - Cars / Light Trucks – 0.79%
514,500	BYD Co., Ltd.		15,897,776
	E-Commerce / Products – 1.41%
233,149	Alibaba Group Holding, Ltd. - Sponsored ADR*		20,223,344
284,641	JD.com, Inc., Class A - Sponsored ADR*		8,291,593
			28,514,937
	Enterprise Software / Services – 0.11%
5,229,447	Ming Yuan Cloud Group Holdings, Ltd.		2,290,264
	Entertainment Software – 1.06%
212,795	NetEase, Inc. - Sponsored ADR	(a)	21,313,547
	Transport Services – 1.08%
3,105,183	Full Truck Alliance Co., Ltd. - Sponsored ADR*		21,860,488
	Real Estate Management / Services – 0.99%
1,285,067	KE Holdings, Inc. - Sponsored ADR*		19,944,240

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (continued)

Shares		September 30, 2023 Fair Value
	Common Stock – (continued)
	China – (continued)
	Schools – 1.60%
550,131	New Oriental Education & Technology Group, Inc. - Sponsored ADR*	$32,210,170
	Web Portals / ISP – 2.28%
343,295	Baidu, Inc. - Sponsored ADR*	46,121,683
	Total China (Cost $196,872,171)	$188,153,105

	France – 8.83%
	Aerospace / Defense - Equipment – 7.76%
529,162	Airbus SE	71,140,579
543,812	Safran SA	85,581,108
		156,721,687
	Apparel Manufacturers – 0.22%
9,972	Kering SA	4,559,938
	Textile - Apparel – 0.85%
22,614	LVMH Moet Hennessy Louis Vuitton SE	17,152,459
	Total France (Cost $145,920,125)	$178,434,084

	Germany – 1.69%
	Aerospace / Defense – 0.97%
107,039	MTU Aero Engines AG	19,464,005
	Athletic Footwear – 0.72%
82,689	adidas AG	14,587,078
	Total Germany (Cost $38,668,246)	$34,051,083

	Hong Kong – 1.12%
	Casino Hotels – 1.12%
3,743,000	Galaxy Entertainment Group, Ltd.*	22,533,941
	Total Hong Kong (Cost $22,504,387)	$22,533,941

	Japan – 3.43%
	Audio / Video Products – 2.74%
675,700	Sony Group Corp.	55,423,475
	Web Portals / ISP – 0.69%
4,988,103	Z Holdings Corp.	13,888,804
	Total Japan (Cost $59,396,195)	$69,312,279

	Netherlands – 2.71%
	Semiconductor Equipment – 2.71%
92,851	ASML Holding NV	54,657,669
	Total Netherlands (Cost $51,226,489)	$54,657,669

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (concluded)

Shares		September 30, 2023 Fair Value
	Common Stock – (continued)
	Taiwan – 3.49%
	Semiconductor Components - Integrated Circuits – 3.49%
811,683	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR		$70,535,253
	Total Taiwan (Cost $64,138,574)		$70,535,253

	Uruguay – 3.29%
	Commercial Services - Finance – 0.61%
639,336	Dlocal, Ltd.*		12,256,071
	E-Commerce / Services – 2.68%
42,778	MercadoLibre, Inc.*	(a)	54,237,371
	Total Uruguay (Cost $38,806,906)		$66,493,442
	Total Common Stock (Cost $1,658,872,406)		$2,239,184,253

	Total Investments in Securities (Cost $1,658,872,406) – 110.87%		$2,239,184,253
	Total Purchased Options ( Cost $363,430,179) - 13.25%		267,667,489
	Total Securities Sold, Not Yet Purchased (Proceeds $934,458,542) - (43.77)%		(883,956,518)
	Other Assets, in Excess of Liabilities – 19.65%**		396,706,611
	Members’ Capital – 100.00%		$2,019,601,835

(a)	Partially or wholly held in a pledge account by the Custodian, the assets of which are pledged as collateral for securities sold, not yet purchased.
*	Non-income producing security
**	Includes $215,056,898 invested in U.S. Dollar Cash Reserve Account at the Bank of New York Mellon (the “Custodian”), which is 10.65% of Members’ Capital. $137,977,896 of the amount is held as restricted cash and is in a segregated account with the Custodian, primarily as collateral for swap contracts, in each case as at September 30, 2023.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2023 Fair Value
			Purchased Options – 13.25%
			Equity Options – 13.21%
			Equity Call Options – 8.24%
			United States – 8.20%
			Applications Software - 0.63%
$89,152,000	3,184	11/17/2023 $280	Microsoft Corp.	$12,656,400
			Auto - Cars / Light Trucks - 1.13%
84,100,000	4,205	11/17/2023 $200	Tesla, Inc.	22,917,250
			Casino Hotels - 0.30%
30,275,000	6,055	12/15/2023 $50	Las Vegas Sands Corp.	841,645
27,896,000	3,487	12/15/2023 $80	Wynn Resorts, Ltd.	5,178,195
				6,019,840
			Commercial Services - Finance - 0.03%
11,320,000	2,264	12/15/2023 $50	Block, Inc.	538,832
			E-Commerce / Products - 1.13%
233,364,000	19,447	11/17/2023 $120	Amazon.com, Inc.	22,752,990
			E-Commerce / Services - 1.16%
39,330,000	171	10/20/2023 $2,300	Booking Holdings, Inc.	13,414,950
41,229,500	6,343	11/17/2023 $65	DoorDash, Inc., Class A	10,085,370
				23,500,320
			Electronic Component - Semiconductor - 1.62%
47,963,200	15,472	12/15/2023 $31	Intel Corp.	8,509,600
253,141,000	5,887	12/15/2023 $430	NVIDIA Corp.	24,283,875
				32,793,475
			Hotels & Motels - 0.90%
29,748,000	2,479	10/20/2023 $120	Hilton Worldwide Holdings, Inc.	7,263,470
21,087,000	1,562	10/20/2023 $135	Marriott International, Inc. of Maryland, Class A	9,621,920
6,018,000	354	1/19/2024 $170	Marriott International, Inc. of Maryland, Class A	1,132,800
				18,018,190
			Internet Content - Entertainment - 1.30%
190,539,000	7,057	11/17/2023 $270	Meta Platforms, Inc., Class A	26,322,610
			Total United States (Cost $245,420,244)	$165,519,907

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2023 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			China - 0.01%

			E-Commerce / Products - 0.01%
$5,661,500	1,742	1/19/2024 $32.50	JD.com, Inc., Class A - Sponsored ADR	$280,462
			Total China (Cost $803,115)	$280,462

			Taiwan - 0.03%
			Semiconductor Components - Integrated Circuits - 0.03%
23,553,000	2,617	11/17/2023 $90	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	675,186
			Total Taiwan (Cost $3,004,392)	$675,186
			Total Equity Call Options (Cost $249,227,751)	$166,475,555

			Equity Put Options - 4.97%
			United States - 4.97%
			Communications Software - 0.29%
45,288,000	5,661	11/17/2023 $80	Zoom Video Communications, Inc., Class A	5,944,050
			Growth & Income - Large Cap - 0.24%
327,320,000	8,183	1/19/2024 $400	SPDR S&P 500 ETF Trust	4,860,702
			Sector Fund - Technology - 4.44%
311,400,000	10,380	12/15/2023 $300	Invesco QQQ Trust Series 1	1,505,100
241,540,000	7,432	12/15/2023 $325	Invesco QQQ Trust Series 1	2,668,088
1,026,135,000	31,095	12/15/2023 $330	Invesco QQQ Trust Series 1	13,433,040
310,345,000	8,867	1/19/2024 $350	Invesco QQQ Trust Series 1	9,806,902
1,674,043,500	48,523	3/15/2024 $345	Invesco QQQ Trust Series 1	62,109,440
				89,522,570
			Total United States (Cost $111,312,492)	$100,327,322
			Total Equity Put Options (Cost $111,312,492)	$100,327,322
			Total Equity Options (Cost $360,540,243)	$266,802,877

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (concluded)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2023 Fair Value
			Currency Put Options - 0.04%
			United States - 0.04%
$5,382,688	97,867,052	12/15/2023 $5.50	USD-BRL	$541,189
13,178,239	175,709,851	12/15/2023 $7.50	USD-CNH	323,423
			Total United States (Cost $2,889,936)	$864,612
			Total Currency Put Options (Cost $2,889,936)	$864,612
			Total Purchased Options (Cost $363,430,179)	$267,667,489

ADR	American Depository Receipt
BRL	Brazilian Real
CNH	Chinese Renminbi Yuan
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt
USD	United States Dollar

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased

Shares		September 30, 2023 Fair Value
	Securities Sold, Not Yet Purchased – 43.77%
	Common Stock – 43.77%
	United States – 37.06%
	Advertising Agencies – 0.46%
125,267	Omnicom Group, Inc.	$9,329,886
	Advertising Services – 0.29%
200,993	The Interpublic Group of Cos., Inc.	5,760,459
	Apparel Manufacturers – 0.10%
496,660	Hanesbrands, Inc.*	1,966,774
	Applications Software – 0.15%
169,352	Asana, Inc., Class A*	3,100,835
	Auto - Cars / Light Trucks – 5.24%
1,034,571	Ford Motor Co.	12,849,372
371,505	Tesla, Inc.*	92,957,981
		105,807,353
	Cable / Satellite TV – 1.41%
64,944	Charter Communications, Inc., Class A*	28,563,670
	Cellular Telecommunications – 1.75%
252,242	T-Mobile US, Inc.*	35,326,492
	Commercial Banks – 0.96%
95,404	Cathay General Bancorp	3,316,243
68,057	Cullen/Frost Bankers, Inc.	6,207,479
180,748	CVB Financial Corp.	2,994,994
66,100	East West Bancorp, Inc.	3,484,131
406,514	Valley National Bancorp	3,479,760
		19,482,607
	Commercial Services - Finance – 0.49%
229,437	H&R Block, Inc.	9,879,557
	Computer Data Security – 0.75%
55,985	Qualys, Inc.*	8,540,512
66,043	Rapid7, Inc.*	3,023,449
79,878	Tenable Holdings, Inc.*	3,578,534
		15,142,495
	Computer Services – 0.51%
40,633	EPAM Systems, Inc.*	10,389,452

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		September 30, 2023 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Software – 1.60%
3,712	Bandwidth, Inc., Class A*	$41,834
415,565	C3.ai, Inc., Class A*	10,605,219
86,045	SolarWinds Corp.*	812,265
120,908	Splunk, Inc.*	17,682,795
69,688	Teradata Corp.*	3,137,354
		32,279,467
	Consulting Services – 0.42%
36,244	Verisk Analytics, Inc.	8,562,283
	Consumer Products - Miscellaneous – 0.95%
158,913	Kimberly-Clark Corp.	19,204,636
	Cosmetics & Toiletries – 0.33%
45,098	The Procter & Gamble Co.	6,577,994
	Diversified Manufacturing Operations – 0.29%
89,862	A.O. Smith Corp.	5,942,574
	E-Commerce / Products – 0.64%
212,783	Wayfair, Inc., Class A*	12,888,266
	E-Commerce / Services – 0.04%
50,203	TripAdvisor, Inc.*	832,366
	Electric - Distribution – 0.17%
39,635	Consolidated Edison, Inc.	3,389,982
	Electric - Integrated – 0.31%
96,849	The Southern Co.	6,268,067
	Electronic Components - Semiconductors – 5.59%
120,690	GLOBALFOUNDRIES, Inc.*	7,022,951
55,228	NVIDIA Corp.	24,023,628
239,623	ON Semiconductor Corp.*	22,272,958
374,794	Texas Instruments, Inc.	59,595,994
		112,915,531
	Enterprise Software / Services – 0.31%
392,570	Palantir Technologies Inc., Class A*	6,281,120
	Finance - Credit Card – 0.20%
299,046	The Western Union Co.	3,941,426
	Food - Miscellaneous / Diversified – 2.99%
308,435	Campbell Soup Co.	12,670,510
292,575	Conagra Brands, Inc.	8,022,406
281,662	General Mills, Inc.	18,023,551
206,868	Kellogg Co.	12,310,715
280,842	The Kraft Heinz Co.	9,447,525
		60,474,707

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		September 30, 2023 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Internet Content - Entertainment – 0.42%
949,503	Snap, Inc., Class A*	$8,460,072
	Investment Management / Advisory Services – 1.37%
264,057	T Rowe Price Group, Inc.	27,691,658
	Medical - Biomedical / Genetics – 0.38%
28,158	Amgen, Inc.	7,567,744
	Medical - Drugs – 1.08%
106,284	Bristol-Myers Squibb Co.	6,168,723
100,060	Johnson & Johnson	15,584,345
		21,753,068
	Real Estate Management / Services – 0.67%
152,580	Anywhere Real Estate, Inc.*	981,089
124,535	CBRE Group, Inc., Class A*	9,198,155
446,017	Cushman & Wakefield PLC*	3,398,650
		13,577,894
	REITs - Health Care – 0.23%
111,622	Ventas, Inc.	4,702,635
	REITs - Office Property – 1.82%
195,229	Boston Properties, Inc.	11,612,221
126,253	Brandywine Realty Trust	573,189
474,102	Douglas Emmett, Inc.	6,049,541
102,192	Hudson Pacific Properties, Inc.	679,577
160,790	Kilroy Realty Corp.	5,082,572
209,177	SL Green Realty Corp.	7,802,302
218,990	Vornado Realty Trust	4,966,693
		36,766,095
	REITs - Shopping Centers – 0.32%
42,729	Federal Realty Investment Trust	3,872,529
152,301	Kimco Realty Corp.	2,678,975
		6,551,504
	REITs - Storage – 0.84%
64,475	Public Storage	16,990,452
	REITs - Warehouse / Industrial – 0.25%
44,965	Prologis, Inc.	5,045,523
	Retail - Apparel / Shoes – 0.03%
92,232	Chico’s FAS, Inc.*	689,895
	Retail - Bedding – 0.00%
24,173	Bed, Bath & Beyond, Inc.*	1,907

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		September 30, 2023 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Major Department Stores – 0.35%
465,972	Nordstrom, Inc.	$6,961,622
	Retail - Miscellaneous / Diversified – 0.12%
278,261	Sally Beauty Holdings, Inc.*	2,331,827
	Retail - Regional Department Stores – 0.60%
347,129	Kohl’s Corp.	7,275,824
411,520	Macy’s, Inc.	4,777,747
		12,053,571
	Retail - Restaurants – 0.10%
63,307	The Cheesecake Factory, Inc.	1,918,202
	Telephone - Integrated – 1.13%
530,351	AT&T, Inc.	7,965,872
457,988	Verizon Communications, Inc.	14,843,391
		22,809,263
	Transport - Services – 1.40%
327,839	CH Robinson Worldwide, Inc.	28,236,773
	Total United States (Proceeds $793,562,144)	$748,417,704

	Canada – 0.25%
	Medical - Drugs – 0.00%
70,703	Canopy Growth Corp.*	55,219
	Private Equity – 0.25%
163,064	Brookfield Corp.	5,099,011
	Total Canada (Proceeds $8,396,310)	$5,154,230

	China – 1.98%
	Auto - Cars / Light Trucks – 1.15%
239,040	Li Auto, Inc. - Sponsored ADR*	8,521,776
999,602	NIO, Inc. - Sponsored ADR*	9,036,402
310,481	Xpeng, Inc. - Sponsored ADR*	5,700,431
		23,258,609
	Internet Content - Information / Network – 0.47%
243,900	Tencent Holdings, Ltd.	9,535,701
	Metal Processors & Fabricates – 0.01%
730,400	China Zhongwang Holdings, Ltd.*	156,677
	Retail - Drug Stores – 0.04%
305,400	Ping An Healthcare and Technology Co., Ltd.*	712,822
	Wireless Equipment – 0.31%
3,988,800	Xiaomi Corp., Class B*	6,284,823
	Total China (Proceeds $45,893,900)	$39,948,632

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (continued)

Shares		September 30, 2023 Fair Value
	Common Stock – (continued)
	France – 0.47%
	Electronic Components - Semiconductors – 0.13%
58,701	STMicroelectronics NV	$2,533,535
	REITs - Regional Malls – 0.10%
85,473	Klepierre SA*	2,102,188
	REITs - Shopping Centers – 0.24%
97,193	Unibail-Rodamco-Westfield*	4,810,720
	Total France (Proceeds $9,167,389)	$9,446,443

	Germany – 1.12%
	Enterprise Software / Services – 1.12%
173,453	SAP SE	22,555,078
	Total Germany (Proceeds $23,134,282)	$22,555,078

	Hong Kong – 0.14%
	Electric - Integrated – 0.14%
578,500	Power Assets Holdings, Ltd.	2,799,485
	Total Hong Kong (Proceeds $3,940,158)	$2,799,485

	Israel – 1.20%
	Auto / Truck Parts & Equipment - Original – 0.58%
280,951	Mobileye Global, Inc., Class A*	11,673,514
	Computer Data Security – 0.62%
93,876	Check Point Software Technologies, Ltd.*	12,511,793
	Total Israel (Proceeds $20,333,156)	$24,185,307

	Japan – 0.60%
	Auto - Cars / Light Trucks – 0.60%
682,900	Toyota Motor Corp.	12,253,072
	Total Japan (Proceeds $9,375,311)	$12,253,072

	Netherlands – 0.16%
	Semiconductor Components - Integrated Circuits – 0.16%
16,205	NXP Semiconductors NV	3,239,704
	Total Netherlands (Proceeds $3,101,789)	$3,239,704

	Switzerland – 0.35%
	Medical - Drugs – 0.35%
69,059	Novartis AG - Sponsored ADR	7,034,350
	Total Switzerland (Proceeds $5,845,402)	$7,034,350

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (concluded)

Shares		September 30, 2023 Fair Value
	Common Stock – (continued)
	Taiwan – 0.44%
	Semiconductor Components - Integrated Circuits – 0.44%
1,263,812	United Microelectronics Corp. - Sponsored ADR	$8,922,513
	Total Taiwan (Proceeds $11,708,701)	$8,922,513
	Total Common Stock (Proceeds $934,458,542)	$883,956,518
	Total Securities Sold, Not Yet Purchased (Proceeds $934,458,542)
		$883,956,518

*	Non-income producing security
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts

Notional Amount	Maturity Date*		September 30, 2023 Unrealized Gain ***
	Swap Contracts -2.76%
	Total Return Swap Contracts - Unrealized Gain - 4.85%
	United States – 4.11%
	Private Equity - 0.29%

$33,447,533	6/3/2024	The Carlyle Group, Inc.	$5,854,908
		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.

	Web Portals / ISP - 3.82%

88,741,949	6/3/2024	Alphabet, Inc., Class A	77,179,745
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$83,034,653

	Australia - 0.01%
	Commercial Banks - Non-US - 0.01%

(7,908,498)	12/27/2024	Commonwealth Bank of Australia	192,331
		Agreement with Morgan Stanley, dated 02/24/2016 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$192,331

	Brazil – 0.11%
	Commercial Services - Finance - 0.11%

(3,156,941)	2/3/2026	Cielo SA	2,196,387
		Agreement with Morgan Stanley, dated 02/12/2019 to deliver the total return of the shares of Cielo SA in exchange for interest based on the Daily Fed Funds Effective Rate less 1.00%**.

	Total Brazil		$2,196,387

	Japan - 0.24%
	Audio / Video Products - 0.17%

(9,745,536)	12/24/2024	Sharp Corp.	3,459,007
		Agreement with Morgan Stanley, dated 08/03/2012 to deliver the total return of the shares of Sharp Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.88%**.

	Bicycle Manufacturing - 0.05%

(3,652,101)	12/24/2024	Shimano, Inc.	901,844
		Agreement with Morgan Stanley, dated 05/09/2022 to deliver the total return of the shares of Shimano, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		March 31, 2023 Unrealized Gain ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	Japan – (continued)
	Office Automation & Equipment - 0.02%

$(12,681,243)	12/24/2024	Canon, Inc.	$492,486
		Agreement with Morgan Stanley, dated 03/31/2020 to deliver the total return of the shares of Canon, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(458,097)	12/24/2024	Konica Minolta, Inc.	82,758
		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$4,936,095

	Spain – 0.24%
	Building - Heavy Construction - 0.24%

5,453,251	1/4/2024	Cellnex Telecom SA	4,914,651
		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Spain		$4,914,651

	Taiwan – 0.01%
	Electronic Components - Miscellaneous - 0.00%

(2,157,364)	1/25/2024	AUO Corp.	73,416
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AUO Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 2.65%**.

	Semiconductor Components - Integrated Circuits - 0.01%

(816,219)	1/25/2024	United Microelectronics Corp. - Sponsored ADR	75,669
		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 2.13%**.

	Total Taiwan		$149,085

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		September 30, 2023 Unrealized Gain ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	United Kingdom – 0.13%
	Cosmetics & Toiletries - 0.05%

$(12,736,595)	1/4/2024	Unilever PLC	$886,183
		Agreement with Morgan Stanley, dated 12/23/2019 to deliver the total return of the shares of Unilever PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.

	Food - Retail - 0.06%

(2,809,668)	12/14/2023	Marks & Spencer Group PLC	1,291,035
		Agreement with Morgan Stanley, dated 02/16/2016 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Retail - Apparel / Shoes - 0.02%

(3,044,565)	12/14/2023	Next PLC	360,852
		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$2,538,070
	Total Return Swap Contracts - Unrealized Gain****		$97,961,272

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		September 30, 2023 Unrealized Loss ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (2.09%)
	Australia - (0.01%)
	Retail - Building Products - (0.01%)

$(4,256,225)	12/27/2024	Wesfarmers, Ltd.	$(233,737)
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westfarmers, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$(233,737)

	Brazil – (0.48%)
	Finance - Other Services - (0.10%)

20,365,724	2/3/2026	B3 SA-Brasil Bolsa Balcao	(2,104,264)
		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA-Brasil Bolsa Balcao in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.

	Retail - Discount - (0.38%)

15,817,888	2/3/2026	Magazine Luiza SA	(7,647,544)
		Agreement with Morgan Stanley, dated 07/02/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$(9,751,808)

	China – (0.94%)
	Applications Software - (0.94%)

29,159,188	7/16/2024	Glodon Co., Ltd., Class A	(18,851,583)
		Agreement with Morgan Stanley, dated 07/10/2020 to receive the total return of the shares of Glodon Co., Ltd., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.85%**.

	Total China		$(18,851,583)

	Ireland – (0.06%)
	Commercial Services - Finance - (0.06%)

4,203,853	12/14/2023	Experian PLC	(1,163,134)
		Agreement with Morgan Stanley, dated 09/07/2021 to receive the total return of the shares of Experian PLC in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Ireland		$(1,163,134)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (continued)

Notional Amount	Maturity Date*		September 30, 2023 Unrealized Loss ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	Japan – (0.35%)
	Office Automation & Equipment - (0.02%)

$(7,323,581)	12/24/2024	Ricoh Co., Ltd.	$(469,756)
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Semiconductor Equipment - (0.33%)

(27,950,666)	12/24/2024	Advantest Corp.	(3,512,158)
		Agreement with Morgan Stanley, dated 08/26/2011 to deliver the total return of the shares of Advantest Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(28,257,925)	12/24/2024	Tokyo Electron, Ltd.	(3,000,097)
		Agreement with Morgan Stanley, dated 11/10/2020 to deliver the total return of the shares of Tokyo Electron, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$(6,982,011)

	South Korea – (0.06%)
	Petrochemicals - (0.06%)

6,034,007	8/14/2028	LG Chem, Ltd.	(1,221,281)
		Agreement with Morgan Stanley, dated 01/07/2022 to receive the total return of the shares of LG Chem, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.90%**.

	Total South Korea		$(1,221,281)

	Sweden – (0.00%)
	Auto - Cars / Light Trucks - (0.00%)

(1,511,193)	1/4/2024	Volvo Car AB	(1,094)
		Agreement with Morgan Stanley, dated 10/24/2022 to deliver the total return of the shares of Volvo Car AB in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Sweden		$(1,094)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (concluded)

Notional Amount	Maturity Date*		September 30, 2023 Unrealized Loss ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (continued)
	Taiwan – (0.17%)
	Power Conversion / Supply Equipment - (0.17%)

$22,420,209	1/25/2024	Delta Electronics, Inc.	$(3,462,020)
		Agreement with Morgan Stanley, dated 06/14/2023 to receive the total return of the shares of Delta Electronics, Inc, in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.25%**.

	Semiconductor Components - Integrated Circuits - (0.00%)

(7,986,212)	1/25/2024	Novatek Microelectronics, Ltd.	(42,099)
		Agreement with Morgan Stanley, dated 07/19/2013 to deliver the total return of the shares of Novatek Microelectronics, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 3.38%**.

	Total Taiwan		$(3,504,119)
	United Kingdom – (0.02%)
	Building - Maintenance & Service - (0.02%)

5,708,270	12/14/2023	Rentokil Initial PLC	(457,508)
		Agreement with Morgan Stanley, dated 07/12/2023 to receive the total return of the shares of Rentokil Initial PLC in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Total United Kingdom		$(457,508)
	Total Return Swap Contracts - Unrealized Loss*****		$(42,166,275)
	Total Swap Contracts, net		$55,794,997

*	Per the terms of the executed swap agreement, no periodic payments were made. A single payment is made upon the maturity of each swap contract.
**	Financing rate is variable. Rate indicated is as of September 30, 2023.
***	The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.
****	Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.
*****	Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Company’s investments at fair value

Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1 - Quoted Prices		Level 1 - Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$2,239,184,253	Common Stock	$883,956,518
Equity Options	266,802,877	Equity Options	-
Level 2 - Other Significant		Level 2 - Other Significant
Observable Inputs		Observable Inputs
Total Return Swaps	97,961,272	Total Return Swaps	42,166,275
Currency Options	864,612	Currency Options	-
Level 3 - Other Significant		Level 3 - Other Significant
Unobservable Inputs	-	Unobservable Inputs	-
Total	$2,604,813,014	Total	$926,122,793
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